Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 5,549	$ 7,403	$ 17,808	$ 23,178
Cost of goods sold	4,599	5,998	14,771	18,797
Other, net	286	109	498	307
Interest expense	258	327	824	976
Income taxes	56	107	259	408
Net income (loss)	(128)	162	17	621
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	45	30	218	24
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	14	(7)	27	(19)
Cost of goods sold	53	2	177	(48)
Other, net	(28)	21		33
Interest expense	2	4	7	9
Income taxes	(18)	(2)	(59)	12
Net income (loss)	23	18	152	(13)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	28	17	83	53
Amortization of prior service cost	(3)	(2)	(8)	(7)
Income taxes	(3)	(3)	(9)	(9)
Net income (loss)	$ 22	$ 12	$ 66	$ 37